Summary of Changes to Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 18, 2013
Goodwill [Line Items]
Balance at beginning of year	$ 16,934	$ 28,437
Impairment charge	(17,054)	(12,489)
Translation adjustment	(376)	986
Balance at end of year		16,934
FingerRockz
Goodwill [Line Items]
Balance at beginning of year			496
Acquisition - FingerRockz (Note 4)	496
Balance at end of year			496
Fun Town
Goodwill [Line Items]
Impairment charge	$ (17,054)	$ (12,489)